UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    May 17, 1999

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole
Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ----
------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1424        28000   X
                 28000
Anadarko Petroleum       Common    032511107          8          200   X
                   200
Apache Corp              Common    037411105       4775       183200   X
                183200
Ashland Oil              Common    044204105       2088        51000   X
                 51000
Atlantic Richfield       Common    048825103       5525        75558   X
                 75558
BP Amoco P.L.C.          Common    055622104       2102        20811   X
                 20811
Baker Hughes Inc         Common    057224107       5334       219410   X
                219410
Burlington Resources     Common    122014103       5528       138410   X
                138410
Canadian Natural Resour  Common    136385101       2592       150400   X
                150400
Chevron Corp             Common    166751107      19605       220905   X
                220905
Coastal Corp             Common    190441105       6009       182100   X
                182100
Conoco, Inc.             Common    208251306       1086        44200   X
                 44200
Cooper Cameron Corp      Common    216640102        440        13000   X
                 13000
Devon Energy             Common    251799102       4615       167450   X
                167450
Enron Corp               Common    293561106       4780        74400   X
                 74400
Enron Oil & Gas          Common    293562104       3320       199700   X
                199700
Exxon Corp               Common    302290101      43486       616274   X
                616274
Global Industries        Common    379336100        324        32000   X
                 32000
Halliburton Co           Common    406216101       4123       107100   X
                107100
IRI International        Common    45004F107        724       178300   X
                178300
KN Energy Inc            Common    482620101       3313       166150   X
                166150
KN Energy, Inc Peps      Common    482620507       1771        52000   X
                 52000
Kerr McGee Corp          Common    492386107       5872       178965   X
                178965
MCN Energy Group         Common    55267J100       1584        98600   X
                 98600
Mitchell Energy & Devel  Common    606592301       2525       202000   X
                202000
Mobil Corp               Common    607059102      25370       288300   X
                288300
Murphy Oil               Common    626717102       1838        44300   X
                 44300
Noble Affiliates         Common    654894104       3811       131400   X
                131400
Noble Drilling Company   Common    655042109       3530       203153   X
                203153
Occidental Pete Corp     Common    674599105       6511       361700   X
                361700
Ocean Energy             Common    67481E106       8721      1280110   X
               1280110
Offshore Logistics Inc   Common    676255102       1460       125600   X
                125600
Phillips Petroleum       Common    718507106       7276       154000   X
                154000
Royal Dutch Pete         Common    780257804      30480       586150   X
                586150
Schlumberger LTD         Common    806857108      10509       174600   X
                174600
Texaco Inc               Common    881694103      12572       221534   X
                221534
Transocean Offshore Inc  Common    893817106        778        27000   X
                 27000
USX Marathon Group       Common    902905827       6927       251900   X
                251900
Unocal Corp              Common    915289102       5668       153700   X
                153700
Vastar Res Inc           Common    922380100       1910        40000   X
                 40000
Weatherford Internation  Common    947074100        392        15000   X
                 15000
Willbros Group, Inc.     Common    969199108        813       156800   X
                156800
Williams Companies       Common    969457100       8200       207600   X
                207600
Yankee Energy            Common    984779108         32         1400   X
                  1400
Knightsbridge Tankers L  Common    G5299G106          3          200   X
                   200
Santa Fe International   Common    G7805C108       1637        87590   X
                 87590

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: 271,393